Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
  18.  Related Party Transactions
In the normal course of business, the Company may grant loans to executive officers, directors and members of their immediate families, as defined, and to entities in which these individuals have more than a 10% equity ownership. Such loans are transacted at terms including interest rates, similar to those available to unrelated customers. Changes in loans outstanding to such related parties during the years ending December 31, 2013, 2012 and 2011 were as follows:

	December 31,
	2013	2012	2011
	(In thousands)
Balance, beginning of year	$5,260	$5,098	$5,315
Additional loans	13,775	3,769	218
Repayments and changes in status	(11,689)	(3,607)	(435)
Balance, end of year	$7,346	$5,260	$5,098

Related party deposits aggregated approximately $44.7 million, $27.0 million, and $21.6 million at December 31, 2013, 2012, and 2011, respectively.
During the years ended December 31, 2013, 2012 and 2011, the Company paid approximately $862 thousand, $123 thousand and $117 thousand, respectively, to related parties for services provided to the Company. The payments were primarily for consulting and legal services.